Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Reclassifications (Details) - ASU 2015-03 $ in Millions	Dec. 31, 2015 USD ($)
Noncurrent Assets [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred financing costs	$ (0.2)
Current Liabilities [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred financing costs	$ (0.2)